UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     July 17, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $293,607 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109    11296   299864          Sole                   299864        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4827   202216          Sole                   202216        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3019       25          Sole                       25        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    22664     5649          Sole                     5649        0        0
CANADIAN NAT RES LTD           COM              136385101    17973   181995          Sole                   181995        0        0
Canadian Oil Sands Tr New Unit Foreign Equity   13642L100    25666   476505          Sole                   476505        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     8402   340176          Sole                   340176        0        0
Cheung Kong Hldgs Limited Adr  ADR's            166744201      559    41740          Sole                    41740        0        0
Cheung Kong Holdings Ltd Ord   Foreign Equity   Y13213106     7521   558000          Sole                   558000        0        0
COCA COLA CO                   COM              191216100      482     9281          Sole                     9281        0        0
COMCAST CORP NEW               CL A SPL         20030N200     8847   471614          Sole                   471614        0        0
CONOCOPHILLIPS                 COM              20825C104      283     3000          Sole                     3000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     3256    27100     Call Sole                    27100        0        0
DEVON ENERGY CORP NEW          COM              25179M103    20346   169327          Sole                   169327        0        0
ENCANA CORP                    COM              292505104     2044    22356          Sole                    22356        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      499    10795          Sole                    10795        0        0
EXXON MOBIL CORP               COM              30231G102     1561    17714          Sole                    17714        0        0
GENERAL ELECTRIC CO            COM              369604103     1101    41256          Sole                    41256        0        0
Henderson Land Dev Comp Ltd ShsForeign Equity   Y31476107    11468  1840000          Sole                  1840000        0        0
Henderson Ld Dev Ltd           ADR's            425166303      368    59375          Sole                    59375        0        0
HERSHEY CO                     COM              427866108      393    12000          Sole                    12000        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     5059    65960          Sole                    65960        0        0
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     6386   172590          Sole                   172590        0        0
INTEL CORP                     COM              458140100     7919   368674          Sole                   368674        0        0
JOHNSON & JOHNSON              COM              478160104     9920   154179          Sole                   154179        0        0
KRAFT FOODS INC                CL A             50075N104     5656   198800          Sole                   198800        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    13211   189737          Sole                   189737        0        0
LEGG MASON INC                 COM              524901105     8493   194937          Sole                   194937        0        0
LOWES COS INC                  COM              548661107     2373   114385          Sole                   114385        0        0
MEDTRONIC INC                  COM              585055106     8882   171630          Sole                   171630        0        0
MERCK & CO INC                 COM              589331107      706    18738          Sole                    18738        0        0
Mitsui Fudosan Company Ltd Shs Foreign Equity   J4509L101     8387   392000          Sole                   392000        0        0
Nestle S A Sponsored Adr       ADR's            641069406     4321    38140          Sole                    38140        0        0
PENN WEST ENERGY TR            TR UNIT          707885109     4202   124432          Sole                   124432        0        0
PEPSICO INC                    COM              713448108      244     3840          Sole                     3840        0        0
PROCTER & GAMBLE CO            COM              742718109     9404   154650          Sole                   154650        0        0
SCHLUMBERGER LTD               COM              806857108     1289    12000          Sole                    12000        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108     5161   248465          Sole                   248465        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     1076    16790          Sole                    16790        0        0
Vanguard Total Intl Stock IndexIntl Mutual Funds921909602      746    42088          Sole                    42088        0        0
WALGREEN CO                    COM              931422109     8250   253780          Sole                   253780        0        0
WASHINGTON FED INC             COM              938824109     1412    78035          Sole                    78035        0        0
WELLPOINT INC                  COM              94973V107    11138   233687          Sole                   233687        0        0
WELLS FARGO & CO NEW           COM              949746101     3298   138880          Sole                   138880        0        0
WELLS FARGO & CO NEW           COM              949746101     1620    68200     Call Sole                    68200        0        0
Wheelock Company Limited Ord   Foreign Equity   Y9553V106    11646  4345000          Sole                  4345000        0        0
WISDOMTREE TRUST               INTL REAL EST    97717W331      233     6319          Sole                     6319        0        0